Business Combinations - Schedule of Preliminary Fair Value of Identifiable Assets and Assumed Liabilities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Automotive and Discrete Group (ADG) and Microcontrollers And Digital Ics Group [Member]
Business Acquisition [Line Items]
Goodwill estimated tax deductible	$ 45